LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS	12 Months Ended
Feb. 29, 2020
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

11.         LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

Long-term prepayments and other non-current assets consisted of the following:

	As of	As of
	February 28,	February 29,
	2019	2020

Long-term prepayments (1)	$2,562	$36,989
Loan to employees (2)	6,512	3,940
Loan receivable (3)	32,069	32,661
Prepayment for land use rights (4)	209,865	—
Other non-current assets (5)	16,396	11,685

	$267,404	$85,275

(1)	The balances at February 28, 2019 and February 29, 2020 represented the Group’s prepayments to acquire equity interests in several third-party companies.
(2)	Please see Note 5(3) for details of loan to employees.

11.         LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS - continued

(3)	The balances represented long-term loans to several third parties with original maturity over one year. Interest income of $3,555 and $5,368 was accrued for the fiscal years ended February 28, 2019 and February 29, 2020, respectively. The loan principals and all interests will be received upon maturity. The third parties pledged their equity interests in other companies to the Group to guarantee the loan principals and interests.
(4)	The balances as of February 29, 2019 represented the Group's prepayment for purchase of land use rights in Beijing and deposit payment of land use rights in Jiangsu. As of February 29, 2020, the amount were fully transferred to land use rights, net. Please see Note 8 for details.
(5)	As of February 28, 2019 and February 29, 2020, other non-current assets were primarily made up of prepayment for property and equipment, the construction in process and long-term service fees.

The Group recognized $260, nil and nil impairment loss of long-term prepayments and other non-current assets during the fiscal years ended February 28, 2018, 2019 and February 29, 2020, respectively.